Leases (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Aggregate rentals over the lease term including lease renewal options
Gross rent expense	$ 53,484	$ 44,618	$ 38,382
Sublease rent revenue	(181)	(141)	(132)
Net rent expense	$ 53,303	$ 44,477	$ 38,250